Balance Sheet Components (Inventories) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Raw materials	$ 482,751	$ 455,958
Work in process	310,004	268,191
Finished goods	864,138	801,093
Inventories	$ 1,656,893	$ 1,525,242